Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Applicable tax rate	30.20%	30.20%	30.40%
Average effective tax rate	35.40%	30.90%	(1.20%)
United States [member]
Disclosure of income taxes [Line Items]
Applicable tax rate		21.00%	35.00%
Average effective tax rate			31.55%
Decrease in income tax expenses			¥ 346,129